PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 19, 2005 to the Prospectus for

Institutional Class Shares of the CommodityRealReturn Strategy Portfolio

Dated May 1, 2005

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Portfolio” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Portfolio.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Portfolio may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Portfolio to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Portfolio is unable to ensure continued qualification using its current investment techniques, the Portfolio may be required to change its investment objective, policies or techniques, or cease operations. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Portfolio currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Portfolio to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Portfolio is unable to ensure continued qualification using its current investment techniques, the Portfolio may be required to change its investment objective, policies or techniques, or cease operations. To the extent the Portfolio is limited in its ability to invest in commodity-linked swaps, shareholders of the Portfolio may be subject to the risk of diminished investment returns.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Portfolio” is amended by adding the following after the last paragraph:

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Portfolio may invest in commodity-linked swaps or certain other commodity-linked derivatives, including certain commodity-linked notes, after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Portfolio,” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 19, 2005 to the Prospectus for

Administrative Class Shares of the CommodityRealReturn Strategy Portfolio

Dated May 1, 2005

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Portfolio” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Portfolio.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Portfolio may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Portfolio to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Portfolio is unable to ensure continued qualification using its current investment techniques, the Portfolio may be required to change its investment objective, policies or techniques, or cease operations. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Portfolio currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Portfolio to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Portfolio is unable to ensure continued qualification using its current investment techniques, the Portfolio may be required to change its investment objective, policies or techniques, or cease operations. To the extent the Portfolio is limited in its ability to invest in commodity-linked swaps, shareholders of the Portfolio may be subject to the risk of diminished investment returns.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques — Derivatives — A Note on the CommodityRealReturn Strategy Portfolio” is amended by adding the following after the last paragraph:

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Portfolio may invest in commodity-linked swaps or certain other commodity-linked derivatives, including certain commodity-linked notes, after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Portfolio,” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 19, 2005 to the

Prospectus for Institutional Class Shares of the All Asset Portfolio

Dated May 1, 2005

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Fund to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Fund is unable to ensure continued qualification using its current investment techniques, the Fund may be required to change its investment objective, policies or techniques, or cease operations. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund, an Underlying Fund in which the All Asset Portfolio may invest, currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Fund to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Fund is unable to ensure continued qualification using its current investment techniques, the Fund may be required to change its investment objective, policies or techniques, or cease operations. To the extent the Fund is limited in its ability to invest in commodity-linked swaps, shareholders of the Fund (including, to the extent it invests in the Fund, the All Asset Portfolio), may be subject to the risk of diminished investment returns.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund” is amended by adding the following after the last paragraph:

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives, including certain commodity-linked notes, after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund,” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 19, 2005 to the

Prospectus for Administrative Class Shares of the All Asset Portfolio

Dated May 1, 2005

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Fund to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Fund is unable to ensure continued qualification using its current investment techniques, the Fund may be required to change its investment objective, policies or techniques, or cease operations. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund, an Underlying Fund in which the All Asset Portfolio may invest, currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Fund to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Fund is unable to ensure continued qualification using its current investment techniques, the Fund may be required to change its investment objective, policies or techniques, or cease operations. To the extent the Fund is limited in its ability to invest in commodity-linked swaps, shareholders of the Fund (including, to the extent it invests in the Fund, the All Asset Portfolio), may be subject to the risk of diminished investment returns.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund” is amended by adding the following after the last paragraph:

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives, including certain commodity-linked notes, after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund,” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 19, 2005 to the

Prospectus for Advisor and M Class Shares of the All Asset Portfolio

Dated May 1, 2005

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Fund to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Fund is unable to ensure continued qualification using its current investment techniques, the Fund may be required to change its investment objective, policies or techniques, or cease operations. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund, an Underlying Fund in which the All Asset Portfolio may invest, currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Fund to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Fund is unable to ensure continued qualification using its current investment techniques, the Fund may be required to change its investment objective, policies or techniques, or cease operations. To the extent the Fund is limited in its ability to invest in commodity-linked swaps, shareholders of the Fund (including, to the extent it invests in the Fund, the All Asset Portfolio), may be subject to the risk of diminished investment returns.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund” is amended by adding the following after the last paragraph:

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives, including certain commodity-linked notes, after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund,” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 19, 2005 to the

Statement of Additional Information

dated October 19, 2005

Under the section “Taxation” of the Statement of Additional Information, the fourth paragraph is replaced in its entirety as follows:

As described in the Prospectus, the CommodityRealReturn Strategy Portfolio currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006.

The Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

PIMCO will explore a range of possible legislative, regulatory and investment alternatives that may possibly enable the Portfolio to continue to qualify as a regulated investment company after June 30, 2006, using its current investment techniques. At this point, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006. If the Portfolio is unable to ensure continued qualification using its current investment techniques, the Portfolio may be required to change its investment objective, policies or techniques, or cease operations. To the extent the Portfolio is limited in its ability to invest in commodity-linked swaps, shareholders of the Portfolio may be subject to the risk of diminished investment returns.